Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0001738758
Document Type	6-K/A
Document Fiscal Year Focus	2025
Entity File Number	001-38631
Entity Registrant Name	CHEER HOLDING, INC.
Amendment Description	CHEER HOLDING, INC. (the “Company”) is furnishing this Form 6-K/A (“Amendment”) to amend its Form 6-K originally furnished on July 30, 2025 (the “Original 6-K”). The purpose of this Amendment is to (i) correct the number of Class A ordinary shares, par value $0.001 (“Class A Ordinary Shares”), outstanding as of June 30, 2025, (ii) reflect the issuance of Class A Ordinary Shares to certain employees as compensation expense, and (iii) file its Unaudited Interim Consolidated Financial Statements for the Six Months Ended June 30, 2025 and 2024, and Operating and Financial Review attached as Exhibits 99.1 and 99.2 hereto. This Amendment replaces in its entirety the information and disclosure contained in the Original 6-K. Accordingly, the information and disclosure contained in the Original 6-K, including exhibits attached thereto, should not be relied upon. This Amendment on Form 6-K and Exhibits 99.1 and 99.2 attached hereto shall be deemed to be incorporated by reference in the registration statements of on Form S-8 (File No. 333-282386) and on Form F-3 (File No. 333-279221), each as filed with the Securities and Exchange Commission, to the extent not superseded by documents or reports subsequently filed.Press ReleaseA news release entitled “Cheer Holding Issues Correction to 2025 Half Year Results” is attached as Exhibit 99.3. The news release referred to in this report and attached as an exhibit hereto shall not be deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liabilities of that section, and shall not be deemed incorporated by reference into any filings made by the Company under the Securities Act, or the Exchange Act, except as may be expressly set forth by specific reference in such filing.
Amendment Flag	true
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31